Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Carry forward loss subject to limitation, description	carry forward loss is subject to the 382 limitation and has no expiration date.
Valuation allowance (in Dollars)	$ 45,820	$ 39,876
Change in valuation allowance (in Dollars)	$ (5,944)	(7,282)	$ (1,042)
Percentage of tax benefit	50.00%
Israel Tax Authority [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	23.00%
Carry forward loss (in Dollars)	$ 124,000,000	$ 107,000,000	$ 93,000,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	21.00%
California Franchise Tax Board [Member]
Income Taxes [Line Items]
State tax rate	8.84%
Minnesota Tax Authority [Member]
Income Taxes [Line Items]
State tax rate	9.80%
Texas State Tax Authority [Member]
Income Taxes [Line Items]
State tax rate	0.75%
Colorado State Tax Authority [Member]
Income Taxes [Line Items]
State tax rate	4.40%
California Franchise Tax Board [Member]
Income Taxes [Line Items]
Carry forward loss (in Dollars)	$ 3,500,000
National Tax Agency, Japan [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	36.00%
Federal Ministry of Finance, Germany [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	30.00%
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	5.00%